Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 73,797	$ 54,493
Restricted cash	6,849	6,669
Accounts receivable, net	21,712	18,273
Due from related parties	4,221	1,361
Prepaid expenses and other current assets	7,344	8,732
Total current assets	113,923	89,528
Vessels, net	1,335,093	1,375,931
Deposits for vessels acquisitions	0	42,276
Goodwill	1,579	1,579
Intangible assets-other than goodwill	0	3,300
Other long-term assets	480	690
Deferred dry dock and special survey costs, net	4,563	5,312
Investment in affiliates	183,922	151,966
Investment in available-for-sale securities	19,274	15,099
Loan receivable from affiliates	11,464	7,791
Total non-current assets	1,556,375	1,603,944
Total assets	1,670,298	1,693,472
Current liabilities
Accounts payable	2,233	1,599
Dividend payable	8,035	7,967
Accrued expenses	10,733	10,261
Due to related parties, short term	303	18,489
Deferred revenue	2,852	1,400
Current portion of long-term debt, net of deferred finance costs	30,507	31,882
Total current liabilities	54,663	71,598
Long-term debt, net of current portion, premium and net of deferred finance costs	1,075,261	1,110,120
Due to related parties, long term	0	9,625
Unfavorable lease terms	0	2,878
Deferred gain on sale of assets	8,971	0
Total non-current liabilities	1,084,232	1,122,623
Total liabilities	$ 1,138,895	$ 1,194,221
Commitments and contingencies
Series D Convertible Preferred Stock, 475 and 1,200 shares issued and outstanding with $4,750 and $12,000 redemption amount as of June 30, 2015 and December 31, 2014, respectively	$ 4,750	$ 12,000
Puttable common stock 375,000 and 0 shares issued and outstanding with $3,750 and $0 redemption amount as of June 30, 2015 and December 31, 2014	3,750	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,378 and 4,540 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 152,104,742 and 151,664,942 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively	15	15
Additional paid-in capital	542,205	557,125
Accumulated deficit	(19,951)	(66,347)
Other comprehensive income/ (loss)	634	(3,542)
Total stockholders' equity	522,903	487,251
Total liabilities and stockholders' equity	$ 1,670,298	$ 1,693,472